Operating Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2015	Aug. 31, 2011	Mar. 31, 2011
Operating Leases
Fixed term of contract		2 years
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Recife Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Bodil Knutsen [Member]
Operating Leases
Current time charter expiration year	2021
Windsor Knutsen [Member]
Operating Leases
Fixed term of contract	1 year
Current time charter expiration year	2021
Time charter expiration year under options to extend	2023
Option to extend term	1 year 6 months
Carmen Knutsen
Operating Leases
Current time charter expiration year	2023
Time charter expiration year under options to extend	2026
Hilda Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2025
Torill Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2024
Dan Cisne [Member]
Operating Leases
Current bareboat charter expiration year	2023
Dan Sabia [Member]
Operating Leases
Current bareboat charter expiration year	2024
Ingrid Knutsen [Member]
Operating Leases
Current time charter expiration year	2024
Time charter expiration year under options to extend	2029
Raquel Knutsen
Operating Leases
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2022
Time charter expiration year under options to extend	2026
Vigdis Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2022
Time charter expiration year under options to extend	2026
Lena Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2022
Time charter expiration year under options to extend	2026
Brasil Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028
Anna Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028
Tove Knutsen [Member]
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040
Fortaleza Knutsen
Operating Leases
Fixed term of contract				12 years
Recife Knutsen
Operating Leases
Fixed term of contract			12 years